INVESTMENT IN UNCONSOLIDATED AFFILIATES - Summary of changes in the ModCloth investment Level 3 fair value measurement (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Investments in and Advances to Affiliates [Line Items]
Opening Balance	$ 13,570
Closing Balance	7,404
Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Opening Balance	13,570
Closing Balance	7,404
Fair Value, Inputs, Level 3 [Member] | IPCO Holdings LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Opening Balance	7,133
Change in fair value	271
Closing Balance	$ 7,404